Description of Organization and Business Operations - Additional Information (Details) - USD ($)					1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Aug. 12, 2019	Jun. 13, 2019	Jun. 10, 2019	Jun. 10, 2019	Mar. 31, 2021	Jun. 10, 2021	Dec. 31, 2019	Dec. 31, 2020	Dec. 19, 2020	Jun. 05, 2019
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit			$ 10.00	$ 10.00
Proceeds from sale of Units, net of underwriting discounts paid							$ 169,050,000
Proceeds from sale of Private Placement Units		$ 22,500,000					5,675,000
Net proceeds from sale of units			$ 150,000,000
Transaction costs		4,332,430					$ 774,210	$ 108,220
Common stock, par value			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Conversion price per unit								$ 10.00
Decommissioning trust assets description								(i) the completion of the Business Combination; (ii) the redemption of 100% of the shares of common stock included in the units sold in the Offering (the “public shares”) if the Company is unable to complete a Business Combination within 24 months from the closing of the Offering on June 10, 2019; or (iii) the redemption of the public shares in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete its initial Business Combination within 24 months from the closing of the Offering on June 10, 2019.
Common stock redemption percentage								100.00%
Public shares redemption percentage								100.00%
Common stock, shares issued							5,202,198	5,527,866
Cash							$ 1,576,508	$ 478,737
Working capital								$ 2,012,409
Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit								$ 10.00
Business combination transaction extended date								Mar. 10, 2021
Common stock redemption percentage								3.40%
Common stock, shares issued							5,202,198	5,527,866
Maximum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net interest to pay dissolution expenses								$ 100,000
Chief Financial Officer
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, shares issued										5,000
Date of resignation	Aug. 12, 2019
Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Conversion price per unit									$ 10.00
Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt instrument, face amount									$ 3
Subsequent Event | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock redeemed					1,852,804
Common stock redeemed as percentage of shares sold in initial public offering						10.70%
Amended and Restated Certificate of Incorporation
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Business combination transaction extended date								Jun. 10, 2021
IPO
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in initial public offering				15,000,000
Gross proceeds from issuance of unit				$ 150,000,000
Proceeds from sale of Units, net of underwriting discounts paid			$ 147,000,000
Transaction costs		$ 882,430
Common stock redeemed								579,881
Common stock, par value								$ 0.0001
Common stock redeemed as percentage of shares sold in initial public offering								3.40%
Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in initial public offering		75,000
Sale of stock price per unit		$ 10.00
Proceeds from sale of Private Placement Units			3,000,000
Common stock held in trust			$ 150,000,000	$ 150,000,000
Private Placement | Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in initial public offering			492,500	492,500
Gross proceeds from issuance of unit			$ 5,925,000
Sale of stock price per unit			$ 10.00	$ 10.00
Underwriters
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in initial public offering		20,000
Sale of stock price per unit		$ 10
Underwriters | to Northland Securities, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in initial public offering			100,000
Sale of stock price per unit			$ 10.00	$ 10.00
Underwriters
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit		$ 10.00
Common stock held in trust		$ 22,500,000
Number of additional units purchased by underwriters		2,250,000
Transaction costs		$ 3,450,000